Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Blackstone Alternative Investment Funds
Prospectus Date	rr_ProspectusDate	Jul. 31, 2017
Supplement [Text Block]	baif_SupplementTextBlock

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated January 16, 2018 to the

Blackstone Alternative Multi-Strategy Fund

Prospectus and Statement of Additional Information,

each dated July 31, 2017

Removal of Sub-Adviser

Effective immediately, GS Investment Strategies, LLC (“GSIS”) will no longer serve as a sub-adviser to the Fund. The Fund’s assets managed by GSIS have been re-allocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the Fund’s investment adviser, to the Fund’s other sub-advisers or to BAIA to manage directly. Therefore, all references to GSIS in the Fund’s Prospectus and Statement of Additional Information are hereby removed.

Blackstone Alternative Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	baif_SupplementTextBlock

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated January 16, 2018 to the

Blackstone Alternative Multi-Strategy Fund

Prospectus and Statement of Additional Information,

each dated July 31, 2017

Removal of Sub-Adviser

Effective immediately, GS Investment Strategies, LLC (“GSIS”) will no longer serve as a sub-adviser to the Fund. The Fund’s assets managed by GSIS have been re-allocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the Fund’s investment adviser, to the Fund’s other sub-advisers or to BAIA to manage directly. Therefore, all references to GSIS in the Fund’s Prospectus and Statement of Additional Information are hereby removed.